Income taxes - Unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	$ 1,322	$ 1,298	$ 1,106
Net change due to acquisitions and divestments, Unrecognized tax benefits		16	1
Increase relating to prior year tax positions, Unrecognized tax benefits	26	240	298
Decrease relating to prior year tax positions, Unrecognized tax benefits	(98)	(42)	(161)
Increase relating to current year tax positions, Unrecognized tax benefits	80	98	390
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(31)	(175)	(340)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(71)	(72)	(59)
Exchange rate differences, Unrecognized tax benefits	(58)	(41)	63
Unrecognized tax benefits, balance at end of period	1,170	1,322	1,298
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	199	192	233
Net change due to acquisitions and divestments, penalties and interest		(6)	0
Increase relating to prior year tax positions, penalties and interest	36	58	96
Decrease relating to prior year tax positions, penalties and interest	(12)	(3)	(57)
Increase relating to current year tax positions, penalties and interest	4	7	5
Decrease due to settlements with tax authorities, penalties and interest	(14)	(20)	(75)
Decrease as a result of the applicable statute of limitations, penalties and interest	(23)	(22)	(16)
Exchange rate differences, penalties and interest	(10)	(7)	6
Ending balance of penalties and interest related to unrecognized tax benefits	180	199	192
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	1,521	1,490	1,339
Net change due to acquisitions and divestments		10	1
Increase relating to prior year tax positions	62	298	394
Decrease relating to prior year tax positions	(110)	(45)	(218)
Increase relating to current year tax positions	84	105	395
Decrease due to settlements with tax authorities	(45)	(195)	(415)
Decrease as a result of the applicable statute of limitations	(94)	(94)	(75)
Exchange rate differences	(68)	(48)	69
Balance at end, which would, if recognized, affect the effective tax rate	1,350	1,521	1,490
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	69	72	381
Expected resolution of unrecognized tax benefit related to pending court case	63
Increases relating to current tax year positions, interpretation of tax law and double tax agreement discontinued operations			301
Increase relating to prior period tax positions, interpretation of tax law and double tax treaty agreement	26	240	73
Decrease relating to prior year tax positions, change of interpretation of tax law in Asia		42	85
Decrease related to prior year tax positions change tax risk assessments	$ 94	$ 33	$ 59